DISCONTINUED OPERATIONS - Assets and Liabilities (Details) - USD ($)	May 27, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets :
Total current assets of discontinued operations		$ 230,113,402	$ 369,545,163
Non-current assets:
Total non-current assets of discontinued operations		56,357,205	107,588,712
Current liabilities:
Total current liabilities of discontinued operations		20,517,367	64,097,279
Non-current liabilities:
Total non-current liabilities of discontinued operations		6,546,889	7,584,510
Discontinued operations | PRC business
DISCONTINUED OPERATIONS
Transaction price	$ 351,940,000
Current assets :
Cash and cash equivalents		86,247,191	41,470,262
Restricted cash - current - bank deposits held for short-term investments			235,215,536
Restricted cash - current - others		1,481,477	2,019,034
Short-term investments		128,618,388	14,377,152
Accounts receivable, net		1,497,641	9,125,721
Finance lease receivables		2,833,899	28,234,121
Financing receivables		778,855	4,158,092
Short-term contract asset, net		4,619,614	24,031,775
Prepayments and other current assets, net		4,036,337	10,913,470
Total current assets of discontinued operations		230,113,402	369,545,163
Non-current assets:
Restricted cash - non-current		39,377,146	82,167,413
Property and equipment, net		843,464	1,159,219
Intangible assets		6,497,283	6,813,222
Long-term contract asset		2,404,483	5,114,265
Finance lease receivables		1,275,359	5,130,582
Operating lease right-of-use assets		5,403,686	6,541,250
Other non-current assets		555,784	662,761
Total non-current assets of discontinued operations		56,357,205	107,588,712
TOTAL ASSETS OF DISCONTINUED OPERATIONS		286,470,607	477,133,875
Current liabilities:
Short-term debts			5,503,106
Long-term debts - current			130,458
Short-term lease liabilities		903,762	976,399
Accrued expenses and other current liabilities		13,723,267	27,606,470
Deferred guarantee income		1,614,910	12,143,676
Contingent risk assurance liabilities		4,273,071	17,625,740
Income tax payable		2,357	111,430
Total current liabilities of discontinued operations		20,517,367	64,097,279
Non-current liabilities:
Long-term debts			100,286
Deferred tax liability		1,469,199	1,510,462
Long-term lease liabilities		5,075,071	5,941,925
Other non-current liabilities		2,619	31,837
Total non-current liabilities of discontinued operations		6,546,889	7,584,510
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS		$ 27,064,256	$ 71,681,789